As filed with the Securities and Exchange Commission on June 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2011

Date of reporting period:  April 30, 2011

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at April 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.07%
	Aerospace & Defense - 4.02%
414	The Boeing Co.	$33,029
1,267	Hexcel Corp. *	27,279
6,424	Lockheed Martin Corp.	509,102
415	Northrop Grumman Corp.	26,398
8,692	Raytheon Co.	421,997
286	United Technologies Corp.	25,620
		1,043,425

	Air Freight & Logistics - 0.11%
4,949	Pacer International, Inc. *	29,645

	Airlines - 0.49%
1,190	United Continental Holdings, Inc. *	27,156
10,950	US Airways Group, Inc. *	99,535
		126,691

	Auto Components - 0.90%
4,542	Magna International, Inc. #	232,778

	Automobiles - 0.18%
2,967	Ford Motor Co. *	45,899

	Beverages - 3.60%
7,267	The Coca-Cola Co.	490,232
6,447	PepsiCo, Inc.	444,134
		934,366

	Biotechnology - 0.14%
620	Amgen, Inc. *	35,247

	Capital Markets - 1.15%
1,020	Ameriprise Financial, Inc.	63,301
610	Franklin Resources, Inc.	78,763
2,248	INTL FCStone, Inc. *	59,527
3,178	Oppenheimer Holdings, Inc. - Class A	97,596
		299,187

	Chemicals - 3.17%
1,824	A. Schulman, Inc.	46,184
320	Agrium, Inc. #	28,938
4,379	E.I. du Pont de Nemours & Co.	248,683
6,731	Georgia Gulf Corp. *	265,067
427	Monsanto Co.	29,053
424	The Mosaic Co.	31,741
4,613	Omnova Solutions, Inc. *	39,210
589	Potash Corporation of Saskatchewan, Inc. - ADR	33,208
606	Quaker Chemical Corp.	27,379
1,101	Westlake Chemical Corp.	72,281
		821,744

	Commercial Banks - 0.09%
278	M&T Bank Corp.	24,567

	Communications Equipment - 2.19%
2,376	Acme Packet, Inc. *	196,281
1,042	F5 Networks, Inc. *	105,617
2,392	Finisar Corp. *	67,191
592	InterDigital, Inc.	27,404
2,729	JDS Uniphase Corp. *	56,872
25,167	Powerwave Technologies, Inc. *	115,013
		568,378

	Computers & Peripherals - 2.86%
855	Apple, Inc. *	297,737
5,157	Hewlett-Packard Co.	208,188
1,946	NetApp, Inc. *	101,153
8,862	Quantum Corp. *	28,181
2,179	SanDisk Corp. *	107,076
		742,335

	Construction & Engineering - 0.33%
1,757	MasTec, Inc. *	39,849
1,758	Tutor Perini Corp. *	46,868
		86,717

	Containers & Packaging - 0.21%
2,811	Boise, Inc. *	27,604
4,831	Graphic Packaging Holding Co. *	26,522
		54,126

	Diversified Consumer Services - 0.29%
952	Weight Watchers International, Inc.	74,018

	Diversified Telecommunication Services - 5.26%
17,096	AT&T, Inc.	532,028
2,165	General Communication, Inc. *	24,897
10,986	IDT Corp.	318,484
12,984	Verizon Communications, Inc.	490,536
		1,365,945

	Electric Utilities - 0.29%
1,677	Pampa Energia S.A. - ADR	25,910
1,656	PNM Resources, Inc.	25,386
676	Unisource Energy Corp.	25,100
		76,396

	Electrical Equipment - 0.45%
1,333	Rockwell Automation, Inc.	116,144

	Electronic Equipment, Instruments & Components - 1.98%
1,367	Corning, Inc.	28,625
1,630	Newport Corp. *	30,530
7,951	Power-One, Inc. *	65,675
4,730	SYNNEX Corp. *	158,597
3,037	Tech Data Corp. *	161,356
3,565	Vishay Intertechnology, Inc. *	68,020
		512,803

	Energy Equipment & Services - 2.39%
641	Baker Hughes, Inc.	49,620
2,296	Complete Production Services, Inc. *	77,926
1,565	Halliburton Co.	79,001
8,874	ION Geophysical Corp. *	112,167
2,462	National Oilwell Varco, Inc.	188,811
4,165	RPC, Inc.	112,663
		620,188

	Food & Staples Retailing - 2.93%
4,260	Ingles Markets, Inc. - Class A	80,983
1,868	Nash Finch Co.	69,527
2,032	The Pantry, Inc. *	31,455
8,844	Wal-Mart Stores, Inc.	486,243
1,456	Whole Foods Market, Inc.	91,379
		759,587

	Food Products - 0.52%
8,489	Chiquita Brands International, Inc. *	135,145

	Gas Utilities - 0.87%
963	New Jersey Resources Corp.	42,160
637	Southwest Gas Corp.	25,333
4,027	WGL Holdings, Inc.	159,147
		226,640

	Health Care Equipment & Supplies - 0.43%
1,139	Baxter International, Inc.	64,809
532	Edwards Lifesciences Corp. *	45,938
		110,747

	Health Care Providers & Services - 1.29%
608	AmerisourceBergen Corp.	24,709
1,745	Molina Healthcare, Inc. *	75,035
6,816	Owens & Minor, Inc.	234,811
		334,555

	Hotels, Restaurants & Leisure - 4.20%
108	Chipotle Mexican Grill, Inc. *	28,813
7,814	Las Vegas Sands Corp. *	367,336
7,096	McDonald's Corp.	555,688
615	Royal Caribbean Cruises Ltd. *#	24,489
432	Starwood Hotels & Resorts Worldwide, Inc.	25,734
597	Wynn Resorts Ltd.	87,849
		1,089,909

	Household Products - 2.60%
2,160	Colgate-Palmolive Co.	182,196
7,591	The Procter & Gamble Co.	492,656
		674,852

	Insurance - 3.14%
25,844	CNO Financial Group, Inc. *	208,303
1,689	Genworth Financial, Inc. *	20,589
9,247	The Travelers Companies, Inc.	585,150
		814,042

	Internet & Catalog Retail - 2.20%
1,042	Netflix, Inc. *	242,442
602	Priceline.com, Inc. *	329,300
		571,742

	Internet Software & Services - 0.73%
3,534	Akamai Technologies, Inc. *	121,711
45	Google, Inc. - Class A*	24,484
1,177	VeriSign, Inc. *	43,502
		189,697

	IT Services - 4.04%
9,565	Automatic Data Processing, Inc.	519,858
3,099	International Business Machines Corp.	528,627
		1,048,485

	Machinery - 2.46%
434	Caterpillar, Inc.	50,088
2,056	Cummins, Inc.	247,090
512	Eaton Corp.	27,407
1,232	Illinois Tool Works, Inc.	71,961
728	Joy Global, Inc.	73,492
6,781	NN, Inc. *	118,871
899	Tata Motors Ltd. - ADR	24,669
2,229	Wabash National Corp. *	24,586
		638,164

	Media - 0.74%
1,495	CBS Corp.	37,704
1,535	DIRECTV *	74,586
820	Valassis Communications, Inc. *	23,641
1,301	The Walt Disney Co.	56,073
		192,004

	Metals & Mining - 2.36%
2,233	Cliffs Natural Resources, Inc.	209,277
3,747	Freeport-McMoRan Copper & Gold, Inc.	206,197
1,877	Newmont Mining Corp.	110,011
3,838	Stillwater Mining Co. *	87,545
		613,030

	Multi-line Retail - 0.10%
1,794	The Bon-Ton Stores, Inc.	24,901

	Oil, Gas & Consumable Fuels - 11.61%
987	Anadarko Petroleum Corp.	77,914
801	Apache Corp.	106,829
1,409	BP PLC - ADR	65,011
1,387	Chesapeake Energy Corp.	46,700
4,300	Chevron Corp.	470,592
1,064	Cimarex Energy Co.	117,668
3,591	ConocoPhillips	283,438
1,576	Devon Energy Corp.	143,416
3,085	Exxon Mobil Corp.	271,480
8,533	Green Plains Renewable Energy, Inc. *	106,833
966	Marathon Oil Corp.	52,203
1,766	Occidental Petroleum Corp.	201,836
438	Peabody Energy Corp.	29,267
1,295	Pioneer Natural Resources Co.	132,388
1,260	Tesoro Corp. *	34,171
8,909	Total S.A. - ADR	572,225
8,912	USEC, Inc. *	40,817
2,658	Valero Energy Corp.	75,221
4,670	World Fuel Services Corp.	184,839
		3,012,848

	Paper & Forest Products - 0.76%
1,115	Louisiana-Pacific Corp. *	10,369
15,460	Mercer International, Inc. *	188,148
		198,517

	Pharmaceuticals - 5.16%
10,038	Abbott Laboratories	522,378
4,354	Bristol-Myers Squibb Co.	122,347
6,849	Johnson & Johnson	450,116
1,529	The Medicines Co. *	24,005
10,511	Pfizer, Inc.	220,311
		1,339,157

	Professional Services - 0.56%
7,556	Kelly Services, Inc. - Class A*	144,395

	Semiconductors & Semiconductor Equipment - 9.41%
6,752	Altera Corp.	328,822
670	Analog Devices, Inc.	27,008
7,395	Applied Materials, Inc.	116,028
11,460	Atmel Corp. *	175,338
5,099	Brooks Automation, Inc. *	62,361
4,724	Cirrus Logic, Inc. *	78,229
1,537	Cypress Semiconductor Corp. *	33,445
2,232	Fairchild Semiconductor International, Inc. *	46,805
171	First Solar, Inc. *	23,866
2,456	GT Solar International, Inc. *	27,434
26,196	Intel Corp.	607,485
3,636	KLA-Tencor Corp.	159,620
7,531	Lattice Semiconductor Corp. *	51,135
7,380	Micron Technology, Inc. *	83,320
978	Novellus Systems, Inc. *	31,394
778	OmniVision Technologies, Inc. *	26,141
3,948	Photronics, Inc. *	34,466
18,680	Silicon Image, Inc. *	155,418
2,246	STMicroelectronics N.V. - ADR	26,682
7,401	Texas Instruments, Inc.	262,958
4,064	TriQuint Semiconductor, Inc. *	55,961
779	Xilinx, Inc.	27,156
		2,441,072

	Software - 3.70%
1,553	Citrix Systems, Inc. *	130,980
726	Informatica Corp. *	40,663
1,236	Intuit, Inc. *	68,672
15,397	Microsoft Corp.	400,630
4,279	Oracle Corp.	154,258
1,293	Red Hat, Inc. *	61,379
3,482	TIBCO Software, Inc. *	104,425
		961,007

	Specialty Retail - 3.53%
5,426	Asbury Automotive Group, Inc. *	93,870
13,815	Home Depot, Inc.	513,089
1,122	Limited Brands, Inc.	46,182
433	O'Reilly Automotive, Inc. *	25,573
4,015	Pier 1 Imports, Inc. *	48,903
13,452	Sonic Automotive, Inc. - Class A	189,673
		917,290

	Textiles, Apparel & Luxury Goods - 1.13%
479	Coach, Inc.	28,649
5,089	Crocs, Inc. *	102,340
829	Fossil, Inc. *	79,402
1,806	The Timberland Co. - Class A *	81,613
		292,004

	Tobacco - 0.77%
637	Lorillard, Inc.	67,841
1,898	Philip Morris International, Inc.	131,797
		199,638

	Trading Companies & Distributors - 0.64%
5,602	United Rentals, Inc. *	164,811

	Wireless Telecommunication Services - 0.09%
494	United States Cellular Corp. *	24,325
	Total Common Stocks (Cost $22,615,924)	24,929,163

	PREFERRED STOCKS - 0.08%
	Diversified Telecommunication Services - 0.08%
822	Nortel Inversora S.A. - ADR* (Cost $22,765)	21,471

	SHORT-TERM INVESTMENTS - 4.79%
1,243,167	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $1,243,167)	1,243,167
	Total Investments in Securities (Cost $23,881,856) - 100.94%	26,193,801
	Liabilities in Excess of Other Assets - (0.94)%	(245,416)
	Net Assets - 100.00%	$25,948,385

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of April 30, 2011.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at April 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.95%
	Aerospace & Defense - 4.35%
13,499	BAE Systems PLC - ADR	$294,413
1,943	Lockheed Martin Corp.	153,983
195	Northrop Grumman Corp.	12,404
2,317	Raytheon Co.	112,490
		573,290

	Capital Markets - 0.10%
287	Credit Suisse Group AG - ADR	13,056

	Commercial Banks - 0.26%
535	Royal Bank of Canada #	33,684

	Commerical Services & Supplies - 1.32%
683	Republic Services, Inc.	21,596
3,874	Waste Management, Inc.	152,868
		174,464

	Communications Equipment - 1.24%
17,757	Nokia Corp. - ADR	163,897

	Construction Materials - 2.02%
10,697	CRH PLC - ADR	266,890

	Diversified Telecommunication Services - 20.34%
5,673	AT&T, Inc.	176,544
5,600	BCE, Inc. #	209,608
5,663	BT Group PLC - ADR	187,219
881	China Unicom (Hong Kong) Ltd. - ADR	18,025
16,061	Deutsche Telekom AG - ADR	266,613
10,555	France Telecom S.A. - ADR	247,409
1,518	KT Corp. - ADR	30,815
13,760	Portugal Telecom, SGPS, S.A. - ADR	169,110
7,563	Telecom Italia S.p.A. - ADR	113,672
8,245	Telefonica S.A. - ADR	222,285
13,198	Telefonos de Mexico SAB de CV (Telmex) - ADR	247,067
16,274	Telstra Corp., Ltd. - ADR	258,757
5,433	TELUS Corp. #	272,574
6,951	Verizon Communications, Inc.	262,609
		2,682,307

	Food & Staples Retailing - 0.92%
4,126	Koninklijke Ahold N.V. - ADR	57,888
1,654	Sysco Corp.	47,817
293	Wal-Mart Stores, Inc.	16,109
		121,814

	Food Products - 2.54%
8,532	ConAgra Foods, Inc.	208,607
338	Kellogg Co.	19,357
389	Kraft Foods, Inc. - Class A	13,063
4,860	Sara Lee Corp.	93,312
		334,339

	Household Products - 0.62%
1,243	Kimberly-Clark Corp.	82,113

	Insurance - 6.24%
12,411	Allianz SE - ADR	195,473
19,061	Aviva PLC - ADR	288,965
5,840	AXA S.A. - ADR	130,933
2,535	Marsh & McLennan Companies, Inc.	76,760
1,955	Prudential PLC - ADR	50,517
2,464	Sun Life Financial, Inc. #	80,721
		823,369

	Media - 0.58%
707	Thomson Reuters Corp. #	28,612
614	Time Warner Cable, Inc.	47,972
		76,584

	Multi-line Retail - 0.24%
811	J.C. Penney Co., Inc.	31,183

	Office Electronics - 0.32%
884	Canon, Inc. - ADR	41,698

	Oil, Gas & Consumable Fuels - 19.24%
2,146	Chevron Corp.	234,858
478	China Petroleum & Chemical Corp. - ADR	48,168
135	CNOOC Ltd. - ADR	33,676
3,193	ConocoPhillips	252,023
492	Encana Corp. #	16,492
5,824	ENI S.p.A. - ADR	312,982
1,912	Marathon Oil Corp.	103,324
685	PetroChina Co., Ltd. - ADR	99,722
11,000	Repsol YPF, S.A. - ADR	392,920
4,017	Royal Dutch Shell PLC - ADR	311,237
2,308	Sasol Ltd. - ADR	133,449
8,049	Statoil ASA - ADR	235,916
5,643	Total S.A. - ADR	362,450
		2,537,217

	Paper & Forest Products - 0.80%
2,480	Stora Enso Oyj - ADR	29,686
4,904	Svenska Cellulosa AB (SCA) - ADR	75,325
		105,011

	Pharmaceuticals - 13.27%
1,366	Abbott Laboratories	71,087
6,337	AstraZeneca PLC - ADR	315,773
1,038	Bayer AG - ADR	89,112
12,055	Bristol-Myers Squibb Co.	338,746
616	Eisai Co., Ltd. - ADR	22,484
9,824	Eli Lilly & Co.	363,586
1,926	GlaxoSmithKline PLC - ADR	84,089
1,851	Johnson & Johnson	121,648
16,350	Pfizer, Inc.	342,696
		1,749,221

	Semiconductors & Semiconductor Equipment - 2.68%
6,196	Intel Corp.	143,685
2,671	STMicroelectronics N.V. - ADR	31,731
13,211	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	178,349
		353,765

	Software - 0.28%
1,231	Nintendo Co., Ltd. - ADR	36,671

	Specialty Retail - 0.12%
377	Limited Brands, Inc.	15,517

	Tobacco - 3.95%
6,512	Altria Group, Inc.	174,782
543	British American Tobacco PLC - ADR	47,893
8,031	Reynolds American, Inc.	298,030
		520,705

	Wireless Telecommunication Services - 9.52%
2,839	China Mobile Ltd. - ADR	130,850
11,174	Mobile TeleSystems - ADR	236,330
6,911	NTT DOCOMO, Inc. - ADR	127,923
4,986	Rogers Communications, Inc. - Class B #	188,620
10,078	SK Telecom Co., Ltd. - ADR	191,280
1,645	VimpelCom Ltd. - ADR	23,968
12,258	Vodafone Group PLC - ADR	356,953
		1,255,924
	Total Common Stocks (Cost $10,804,613)	11,992,719

	PREFERRED STOCKS - 5.30%
	Diversified Telecommunication Services - 3.40%
9,411	Tele Norte Leste Participacoes S.A. - ADR	160,457
10,597	Telecomunicacoes de Sao Paulo S.A. - ADR	287,285
		447,742

	Wireless Telecommunication Services - 1.90%
6,002	Vivo Participacoes S.A. - ADR	250,944
	Total Preferred Stocks (Cost $592,209)	698,686

	SHORT-TERM INVESTMENTS - 1.68%
221,539	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $221,539)	221,539
	Total Investments in Securities (Cost $11,618,361) - 97.93%	12,912,944
	Other Assets in Excess of Liabilities - 2.07%	273,041
	Net Assets - 100.00%	$13,185,985

# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of April 30, 2011.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	33.9%
United Kingdom	12.3%
Canada	6.3%
France	5.6%
Brazil	5.3%
Spain	4.7%
Germany	4.2%
Italy	3.2%
Netherlands	3.0%
Ireland	2.0%
Australia	2.0%
Mexico	1.9%
Russian Federation	1.8%
Norway	1.8%
Japan	1.7%
Republic of Korea	1.7%
Finland	1.5%
Hong Kong	1.4%
Tawain, Province of China	1.4%
Portugal	1.3%
China	1.1%
South Africa	1.0%
Sweden	0.6%
Bermuda	0.2%
Switzerland	0.1%
100.00%

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at April 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.23%
	Aerospace & Defense - 0.76%
412	Aerovironment, Inc. *	$11,804
330	Ceradyne, Inc. *	15,464
397	Hexcel Corp. *	8,547
385	Textron, Inc.	10,048
71	Triumph Group, Inc.	6,115
		51,978

	Airlines - 1.10%
4,897	JetBlue Airways Corp. *	27,717
318	United Continental Holdings, Inc. *	7,257
4,381	US Airways Group, Inc. *	39,823
		74,797

	Auto Components - 5.58%
2,460	American Axle & Manufacturing Holdings, Inc. *	31,488
157	Autoliv, Inc.	12,580
1,058	BorgWarner, Inc. *	81,720
756	Magna International, Inc. #	38,745
724	Modine Manufacturing Co. *	12,894
1,724	Standard Motor Products, Inc.	24,567
2,721	Tenneco, Inc. *	125,737
905	TRW Automotive Holdings Corp. *	51,639
		379,370

	Automobiles - 0.16%
698	Ford Motor Co. *	10,798

	Biotechnology - 0.15%
157	United Therapeutics Corp. *	10,513

	Building Products - 0.57%
575	Owens Corning, Inc. *	21,758
539	Trex Co., Inc. *	17,291
		39,049

	Capital Markets - 0.29%
1,239	American Capital Ltd. *	12,725
717	BGC Partners, Inc.	6,919
		19,644

	Chemicals - 3.27%
2,617	Ferro Corp. *	39,255
1,446	Georgia Gulf Corp. *	56,943
188	The Mosaic Co.	14,074
722	Potash Corporation of Saskatchewan, Inc. - ADR	40,706
555	Quaker Chemical Corp.	25,075
706	Westlake Chemical Corp.	46,349
		222,402

	Commercial Banks - 0.57%
231	City National Corp.	13,192
1,530	Huntington Bancshares, Inc.	10,389
712	Webster Financial Corp.	15,322
		38,903

	Commercial Services & Supplies - 1.37%
233	Consolidated Graphics, Inc. *	13,083
1,046	Deluxe Corp.	28,326
2,788	Interface, Inc.	51,968
		93,377

	Communications Equipment - 3.88%
357	Acme Packet, Inc. *	29,492
154	ADTRAN, Inc.	6,356
243	F5 Networks, Inc. *	24,630
1,212	Finisar Corp. *	34,045
1,227	InterDigital, Inc.	56,798
729	JDS Uniphase Corp. *	15,192
19,115	Powerwave Technologies, Inc. *	87,356
907	Seachange International, Inc. *	9,714
		263,583

	Computers & Peripherals - 0.41%
6,067	Quantum Corp. *	19,293
175	SanDisk Corp. *	8,600
		27,893

	Construction & Engineering - 0.93%
2,612	Dycom Industries, Inc. *	38,814
250	Insituform Technologies, Inc. *	6,327
803	MasTec, Inc. *	18,212
		63,353

	Diversified Consumer Services - 1.99%
861	Coinstar, Inc. *	46,477
1,154	Sotheby's	58,300
395	Weight Watchers International, Inc.	30,711
		135,488

	Diversified Financial Services - 0.10%
1,458	Citigroup, Inc. *	6,692

	Diversified Telecommunication Services - 1.84%
1,544	General Communication, Inc. *	17,756
20,814	Vonage Holdings Corp. *	107,400
		125,156

	Electrical Equipment - 0.50%
327	General Cable Corp. *	15,859
207	Rockwell Automation, Inc.	18,036
		33,895

	Electronic Equipment, Instruments & Components - 3.43%
577	Cognex Corp.	18,049
162	Coherent, Inc. *	10,127
384	Newport Corp. *	7,192
278	Orbotech Ltd. *#	3,564
681	OSI Systems, Inc. *	26,144
8,483	Power-One, Inc. *	70,070
1,166	Sanmina-SCI Corp. *	13,666
4,401	Vishay Intertechnology, Inc. *	83,971
		232,783

	Energy Equipment & Services - 4.52%
286	Baker Hughes, Inc.	22,139
2,562	Complete Production Services, Inc. *	86,954
115	Core Laboratories N.V. #	11,038
5,182	ION Geophysical Corp. *	65,500
4,488	RPC, Inc.	121,400
		307,031

	Food Products - 0.72%
180	Bunge Ltd. #	13,579
526	Green Mountain Coffee Roasters, Inc. *	35,221
		48,800

	Health Care Equipment & Supplies - 1.22%
1,173	Cyberonics, Inc. *	41,724
371	Volcano Corp. *	9,891
552	Zoll Medical Corp. *	31,287
		82,902

	Health Care Providers & Services - 1.03%
654	Health Management Associates, Inc. - Class A *	7,377
156	Humana, Inc. *	11,875
4,909	Sunrise Senior Living, Inc. *	50,955
		70,207

	Hotels, Restaurants & Leisure - 5.68%
8	Biglari Holdings, Inc. *	3,498
218	Chipotle Mexican Grill, Inc. *	58,160
1,146	DineEquity, Inc. *	57,266
9,308	Krispy Kreme Doughnuts, Inc. *	52,218
2,666	Las Vegas Sands Corp. *	125,329
1,265	Royal Caribbean Cruises Ltd. *#	50,372
264	Wynn Resorts Ltd.	38,848
		385,691

	Household Durables - 1.05%
1,117	La-Z-Boy, Inc. *	13,136
928	Tempur-Pedic International, Inc. *	58,260
		71,396

	Insurance - 0.52%
1,056	Genworth Financial, Inc. - Class A *	12,873
1,748	Old Republic International Corp.	22,147
		35,020

	Internet & Catalog Retail - 4.42%
669	Netflix, Inc. *	155,656
902	Overstock.com, Inc. *	12,538
241	Priceline.com, Inc. *	131,829
		300,023

	Internet Software & Services - 1.69%
689	Akamai Technologies, Inc. *	23,729
852	Monster Worldwide, Inc. *	13,981
458	Sohu.com, Inc. *	48,438
496	WebMD Health Corp. *	28,704
		114,852

	IT Services - 0.84%
928	Gartner, Inc. *	39,820
705	Sapient Corp. *	8,901
436	TeleTech Holdings, Inc. *	8,663
		57,384

	Leisure Equipment & Products - 0.45%
288	Polaris Industries, Inc.	30,364

	Life Sciences Tools & Services - 0.14%
343	PAREXEL International Corp. *	9,522

	Machinery - 8.12%
558	AGCO Corp. *	32,130
80	Caterpillar, Inc.	9,233
975	Chart Industries, Inc. *	47,395
747	CNH Global N.V. *#	36,080
277	Cummins, Inc.	33,290
390	Joy Global, Inc.	39,370
672	Kadant, Inc. *	20,731
409	Kennametal, Inc.	17,268
457	Lindsay Corp.	33,507
1,475	The Manitowoc Co., Inc.	32,730
1,628	Meritor, Inc. *	28,018
1,138	NN, Inc. *	19,949
208	Nordson Corp.	11,850
649	Tata Motors Ltd. - ADR	17,809
210	Tennant Co.	8,614
1,099	Timken Co.	61,973
2,996	Titan International, Inc.	92,546
820	Wabash National Corp. *	9,045
		551,538

	Media - 2.41%
1,757	Belo Corp. *	14,847
1,127	Cablevision Systems Corp.	39,704
144	DIRECTV *	6,997
840	Gannett Co., Inc.	12,650
1,122	Knology, Inc. *	17,110
4,978	Sinclair Broadcast Group, Inc.	57,197
523	Valassis Communications, Inc. *	15,078
		163,583

	Metals & Mining - 4.83%
1,951	Alcoa, Inc.	33,167
518	Allegheny Technologies, Inc.	37,296
735	Carpenter Technology Corp.	37,676
251	Cliffs Natural Resources, Inc.	23,524
380	Freeport-McMoRan Copper & Gold, Inc.	20,911
627	Materion Corp. *	26,184
1,022	Pan American Silver Corp. #	36,874
878	Southern Copper Corp.	32,890
2,765	Stillwater Mining Co. *	63,070
813	Titanium Metals Corp. *	16,284
		327,876

	Multi-line Retail - 0.46%
535	Dillard's, Inc.	25,691
94	Dollar Tree, Inc. *	5,405
		31,096

	Oil, Gas & Consumable Fuels - 4.14%
1,234	Arch Coal, Inc.	42,326
294	Cimarex Energy Co.	32,513
903	Holly Corp.	52,284
245	Peabody Energy Corp.	16,371
660	Petrohawk Energy Corp. *	17,827
2,957	Provident Energy Ltd. #	27,855
221	Range Resources Corp.	12,475
644	Sunoco, Inc.	27,473
1,923	Tesoro Corp. *	52,152
		281,276

	Personal Products - 0.80%
602	Herbalife Ltd. #	54,048

	Pharmaceuticals - 0.88%
263	Endo Pharmaceuticals Holdings, Inc. *	10,299
3,165	The Medicines Co. *	49,690
		59,989

	Professional Services - 1.41%
494	Kelly Services, Inc. - Class A*	9,440
584	Manpower, Inc.	38,690
1,335	On Assignment, Inc. *	14,645
2,214	Resources Connection, Inc.	32,745
		95,520

	Road & Rail - 0.10%
117	Kansas City Southern *	6,799

	Semiconductors & Semiconductor Equipment - 11.73%
3,192	ANADIGICS, Inc. *	12,481
7,334	Atmel Corp. *	112,210
157	Broadcom Corp. *	5,523
5,133	Cirrus Logic, Inc. *	85,002
675	Cypress Semiconductor Corp. *	14,688
2,038	Fairchild Semiconductor International, Inc. *	42,737
102	First Solar, Inc. *	14,236
2,363	GT Solar International, Inc. *	26,395
947	KLA-Tencor Corp.	41,573
2,174	Kulicke & Soffa Industries, Inc. *	19,696
398	Lam Research Corp. *	19,227
8,227	Lattice Semiconductor Corp. *	55,861
1,261	Micron Technology, Inc. *	14,237
1,103	NVIDIA Corp. *	22,060
2,324	OmniVision Technologies, Inc. *	78,086
10,049	Silicon Image, Inc. *	83,608
1,777	STMicroelectronics N.V. - ADR	21,111
1,427	Teradyne, Inc. *	22,975
3,067	TriQuint Semiconductor, Inc. *	42,233
890	Varian Semiconductor Equipment Associates, Inc. *	37,318
504	Veeco Instruments, Inc. *	25,770
		797,027

	Software - 1.93%
475	Informatica Corp. *	26,605
449	Intuit, Inc. *	24,946
1,928	Mentor Graphics Corp. *	28,438
1,698	TIBCO Software, Inc. *	50,923
		130,912

	Specialty Retail - 3.85%
286	Advance Auto Parts, Inc.	18,722
269	Aeropostale, Inc. *	6,868
481	Ann, Inc. *	15,012
3,159	Cost Plus, Inc. *	34,402
533	The Finish Line, Inc. - Class A	11,454
324	Limited Brands, Inc.	13,336
509	OfficeMax, Inc. *	5,070
3,927	Pier 1 Imports, Inc. *	47,831
1,359	Sally Beauty Holdings, Inc. *	20,100
814	Ulta Salon Cosmetics & Fragrance, Inc. *	43,297
1,621	Zumiez, Inc. *	45,566
		261,658

	Textiles, Apparel & Luxury Goods - 5.44%
4,012	Crocs, Inc. *	80,681
703	Deckers Outdoor Corp. *	59,657
597	Fossil, Inc. *	57,181
967	Lululemon Athletica, Inc. *	96,729
5,837	Quiksilver, Inc. *	25,391
787	The Timberland Co. - Class A *	35,565
214	Under Armour, Inc. *	14,650
		369,854

	Thrifts & Mortgage Finance - 0.10%
450	Provident Financial Services, Inc.	6,534

	Trading Companies & Distributors - 1.81%
4,175	United Rentals, Inc. *	122,828

	Wireless Telecommunication Services - 1.04%
4,199	MetroPCS Communications, Inc. *	70,669
	Total Common Stocks (Cost $5,520,635)	6,674,073

	SHORT-TERM INVESTMENTS - 1.69%
114,428	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $114,428)	114,428
	Total Investments in Securities (Cost $5,635,063) - 99.92%	6,788,501
	Other Assets in Excess of Liabilities - 0.08%	5,583
	Net Assets - 100.00%	$6,794,084

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day yield as of April 30, 2011.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
April 30, 2011 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2011:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,440,545	$—	$—	$3,440,545
Consumer Staples	2,703,588	—	—	2,703,588
Energy	3,633,036	—	—	3,633,036
Financials	1,137,796	—	—	1,137,796
Health Care	1,819,706	—	—	1,819,706
Industrials	2,349,992	—	—	2,349,992
Information Technology	6,463,777	—	—	6,463,777
Materials	1,687,417	—	—	1,687,417
Telecommunication Services	1,390,270	—	—	1,390,270
Utilities	303,036	—	—	303,036
Total Common Stocks	24,929,163	—	—	24,929,163
Preferred Stocks
Telecommunication Services	21,471	—	—	21,471
Total Preferred Stocks	21,471	—	—	21,471
Short-Term Investments	1,243,167	—	—	1,243,167
Total Investments in Securities	$26,193,801	$—	$—	$26,193,801

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$123,284	$—	$—	$123,284
Consumer Staples	1,058,971	—	—	1,058,971
Energy	2,537,217	—	—	2,537,217
Financials	870,109	—	—	870,109
Health Care	1,749,221	—	—	1,749,221
Industrials	747,754	—	—	747,754
Information Technology	596,031	—	—	596,031
Materials	371,901	—	—	371,901
Telecommunication Services	3,671,618	266,613	—	3,938,231
Total Common Stocks	11,726,106	266,613	—	11,992,719
Preferred Stocks
Telecommunication Services	698,686	—	—	698,686
Total Preferred Stocks	698,686	—	—	698,686
Short-Term Investments	221,539	—	—	221,539
Total Investments in Securities	$12,646,331	$266,613	$—	$12,912,944

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,139,321	$—	$—	$2,139,321
Consumer Staples	102,848	—	—	102,848
Energy	588,307	—	—	588,307
Financials	106,793	—	—	106,793
Health Care	233,133	—	—	233,133
Industrials	1,133,134	—	—	1,133,134
Information Technology	1,624,434	—	—	1,624,434
Materials	550,278	—	—	550,278
Telecommunication Services	195,825	—	—	195,825
Total Common Stocks	6,674,073	—	—	6,674,073
Short-Term Investments	114,428	—	—	114,428
Total Investments in Securities	$6,788,501	$—	$—	$6,788,501

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2011, the Funds recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the quarter ended April 30, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at April 30, 2011 was as follows*:

All Cap Core Fund

Cost of investments	$23,881,856

Gross unrealized appreciation	$2,559,008
Gross unrealized depreciation	(247,063)
Net unrealized appreciation	$2,311,945

Enhanced Dividend Fund

Cost of investments	$11,618,361

Gross unrealized appreciation	$1,334,280
Gross unrealized depreciation	(39,697)
Net unrealized appreciation	$1,294,583

Small/Mid Cap Growth Fund

Cost of investments	$5,635,063

Gross unrealized appreciation	$1,268,191
Gross unrealized depreciation	(114,753)
Net unrealized appreciation	$1,153,438

*Because tax adjustments are calculated annually, the above table does not include tax adjustments outstanding.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    6/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/27/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    6/27/2011

* Print the name and title of each signing officer under his or her signature.